Annual Total Returns (International Portfolio - International Portfolio Annuity) (International Portfolio, International Portfolio - International Portfolio)	18 Months Ended
Jun. 30, 2013
International Portfolio | International Portfolio - International Portfolio
Annual Total Return
2012	20.14%
2011	(13.54%)
2010	15.79%
2009	42.57%
2008	(44.87%)
2007	17.41%
2006	26.75%
2005	16.31%
2004	19.42%
2003	34.88%